Acquisitions and divestments	12 Months Ended
Dec. 31, 2021
Acquisitions and divestments [Abstract]
Acquisitions and divestments [Text Block]

5Acquisitions and divestments

2021

Acquisitions

In 2021 Philips completed two acquisitions, BioTelemetry, Inc. and Capsule Technologies, Inc., that involved an aggregate net cash outflow of EUR 2,824 million. Upon acquisition, the company recognized aggregated Goodwill of EUR 2,102 million, Other intangible assets of EUR 840 million and related Deferred tax liabilities of EUR 206 million.

The preliminary condensed opening balance sheets of BioTelemetry and Capsule Technologies were as follows:

Opening balance sheet

in millions of EUR

	At acquisition date
	BioTelemetry	Capsule Technologies
Assets
Intangible assets excluding goodwill	623	217
Property, plant and equipment	42	11
Other non-current assets	48	-
Deferred tax assets	78	14
Inventories	11	11
Receivables and other current assets	75	97
Cash	205	19
Total Assets	1,083	368

Liabilities
Accounts payable and other payables	(278)	(98)
Deferred tax liabilities	(160)	(46)
Long-term liabilities	(69)	(11)
Acquired provision for contingent considerations	(16)
Total Liabilities	(523)	(155)

Total identifiable net assets at fair value	560	214
Goodwill arising on acquisition	1,776	325
Purchase consideration transferred	2,337	539

The opening balance sheet positions reflect the preliminary determination of the fair value of identifiable assets acquired and liabilities assumed with the acquisitions. The final determination of the fair values will be completed in 2022. As of December 31, 2021, the valuation studies necessary to determine the fair value of the intangible assets and the valuation of goodwill are preliminary.

BioTelemetry

On February 9, 2021, Philips successfully completed a tender offer to acquire all issued and outstanding shares of BioTelemetry, Inc. for USD 72.00 per share. As a result, BioTelemetry shares were delisted from NASDAQ. The total equity purchase price and the settlement of stock option rights, including BioTelemetry’s cash and debt, involved an amount of EUR 2,132 million and EUR 172 million equity awards consideration paid to employees after the acquisition day.

BioTelemetry, headquartered in Malvern, Pennsylvania, is a leading US-based provider of remote cardiac diagnostics and monitoring solutions. BioTelemetry offers a complete range of clinically validated ambulatory cardiac diagnostics and monitoring services: Short term Holter monitoring services, Long-term Holter monitoring services, Event recorder services, and Mobile Cardiac Outpatient Telemetry (MCOT) services. The acquisition of BioTelemetry is a strong fit with Philips’ cardiac care portfolio, and its strategy to transform the delivery of care along the health continuum with integrated solutions. BioTelemetry, forms part of the Connected Care segment.

Goodwill recognized in the amount of EUR 1,776 million mainly represents revenue synergies expected from the combination of Philips’ cardiac care portfolio and its strategy to transform the delivery of care along the health continuum with integrated solutions, and BioTelemetry complete range of clinically validated ambulatory cardiac diagnostics and monitoring services. BioTelemetry Goodwill is not tax-deductible.

The majority of the Intangible assets balance relates to the Customer relationships asset, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of the Customer relationships asset is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 10.0%. The amortization period of the Customer relationships asset is 14 years. Receivables and other current assets reflect the best estimate at the acquisition date of the contractual cash flows expected to be received.

Since the acquisition date through December 31, 2021, the contribution to sales to third parties and net income of BioTelemetry was EUR 387 million and EUR 32 million loss, respectively. The sales and net income would not differ materially from these amounts if the acquisition date had been on January 1, 2021.

In 2021, acquisition-related costs of EUR 40 million were mainly recognized in General and administrative expenses.

Capsule Technologies

On March 4, 2021, Philips acquired all shares of Capsule Technologies, Inc. for an amount of EUR 520 million in cash. Capsule Technologies, headquartered in Andover, Massachusetts, is a leading provider of medical device integration and data technologies for hospitals and healthcare organizations. Capsule Technologies offers a leading vendor-neutral Medical Device Information Platform with a software-as-a-service business model. The acquisition of Capsule Technologies is a strong fit with Philips’ strategy to transform the delivery of care along the health continuum with integrated solutions. Capsule Technologies, forms part of the Connected Care segment.

Goodwill recognized in the amount of EUR 325 million mainly represents revenue synergies expected from the combination of Philips’ industry-leading portfolio of real-time patient monitoring, therapeutic devices, telehealth, informatics and interoperability solutions and Capsule’s leading Medical Device Information Platform, connected through Philips’ secure vendor-neutral cloud-based HealthSuite digital platform. Capsule Technologies Goodwill is not tax-deductible.

The majority of the Intangible assets balance relates to the Customer relationships asset, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of the Customer relationships asset is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 12.0%. The amortization period of the Customer relationships asset is 17 years.

Receivables and other current assets reflect the best estimate at the acquisition date of the contractual cash flows expected to be received.

Since the acquisition date through December 31, 2021, the contribution to sales to third parties and net income of Capsule was  EUR 75 million and EUR 10 million loss, respectively. The sales and net income would not differ materially from these amounts if the acquisition date had been on January 1, 2021.

In 2021, acquisition-related costs of EUR 11 million were mainly recognized in General and administrative expenses.

Divestments

During 2021 Philips completed three divestments. On September 1, 2021, Philips sold its Domestic Appliances business to global investment firm Hillhouse Investment. For further details on this transaction, refer to note Discontinued operations and assets classified as held for sale.

In addition, the company completed the divestment of the PERS business on June 30, 2021 and completed the divestment of a small business of segment Other on September 17, 2021. As part of PERS divestment, Philips acquired shares in the buyer Connect America Investment Holdings, LLC with a value of EUR 40 million. The investment is classified as a financial asset measured at Fair Value through Other Comprehensive Income (FVTOCI) and is reported as part of Other non-current financial assets. The divestment resulted in a loss of EUR 75 million, which is included in Other Business Expenses in our Statement of Income.

2020

Acquisitions

Philips completed three acquisitions in 2020. The acquisitions involved an aggregated net cash outflow of EUR 259 million and a contingent consideration of EUR 70 million at fair value. Including final purchase price adjustment processed in the course of 2021, the aggregated impact on Goodwill of EUR 168 million, Other intangible assets of EUR 184 million and Deferred tax liabilities generated from the Intangible assets of EUR 45 million.

Intact Vascular, Inc. (Intact Vascular) was the most notable acquisition and is discussed below. The remaining two acquisitions involved an aggregated net cash outflow of  EUR 29 million. Including final purchase price adjustments, the two acquisitions resulted in an increase in Goodwill of EUR 20 million. Other intangible assets and the related Deferred tax liabilities increased by EUR 15 million and EUR 2 million respectively.

Intact Vascular

On September 4, 2020, Philips acquired all shares of Intact Vascular, headquartered in Wayne, Pennsylvania. Intact Vascular is a developer of medical devices for minimally invasive peripheral vascular surgery. Philips acquired Intact Vascular to expand its portfolio of minimally invasive therapy options for Peripheral Artery Disease with the Tack Endovascular System, an implant that restores blood flow in small limb vessels, promotes healing and preserves limbs. The Company has purchased shares for an amount of EUR 241 million cash and a contingent consideration of EUR 70 million.

As of the acquisition date, Intact Vascular forms part of the Image-guided therapy business portfolio of the Diagnosis & Treatment segment.

In 2020, acquisition-related costs of EUR 2 million were recognized in General and administrative expenses.

The condensed opening balance sheet of Intact Vascular was as follows:

Intact Vascular

Opening Balance sheet

in millions of EUR

at acquisition date
Assets
Intangible assets excluding goodwill	169
Deferred tax assets	24
Inventories	2
Receivables and other current assets	1
Cash	10
Total Assets	207

Liabilities
Accounts payable and other payables	(2)
Deferred tax liabilities	(42)
Total Liabilities	(44)

Total identifiable net assets at fair value	163
Goodwill arising on acquisition	148
Total purchase on acquisition	311
Of which:
Purchase consideration transferred	(241)
Provision for contingent consideration	(70)

Goodwill recognized in the amount of  EUR 148 million mainly represents revenue synergies expected from the combination of Philips’ interventional imaging platform and diagnostic and therapeutic devices with Intact Vascular’s unique, specialized implantable device to optimize the treatment of patients with Peripheral Artery Disease (PAD). Intact Vascular Goodwill is not tax deductible.

The provision for contingent consideration represents a Long-term provision of EUR 70 million, due in 2022 and 2023. The contingent consideration is based on a specified percentage of forecast revenue share, for which the maximum amount is unlimited. The estimated fair value of the contingent consideration is re-measured at each reporting period. Therefore, any changes in the fair value impacts reported earnings in each reporting period, thereby resulting in variability in earnings. For more details about the fair value measurements, refer to Fair value of financial assets and liabilities

The majority of the Intangible assets balance relates to Technology, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants' expectations of the cash flows associated with that asset over its remaining useful life. The fair value of Technology is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 15.0%. The amortization period of Technology is 14 years.

Intact Vascular is an early stage revenue acquisition. As of the acquisition date, Intact Vascular contribution to sales and net income was not material. The same applies to the combined entity for the reporting period as though the acquisition date had been as of the beginning of the reporting period.

Divestments

Philips did not complete any divestments in 2020.